INTEREST-BEARING LOANS AND BORROWINGS (Schedule of carrying value of interest-bearing loans, borrowings and related balances (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Convertible Note [Member]
Disclosure of fair value measurement of liabilities [line items]
Borrowings	$ 13,700,000
Non Current Assets [Member]
Disclosure of fair value measurement of liabilities [line items]
Borrowings	128,000	$ 0
Non Current Assets [Member] | Derivative Financial Asset [Member]
Disclosure of fair value measurement of liabilities [line items]
Borrowings	128,000	0
Current Liabilities [Member]
Disclosure of fair value measurement of liabilities [line items]
Borrowings	210,000	83,312,000
Current Liabilities [Member] | Exchangeable Senior Notes [Member]
Disclosure of fair value measurement of liabilities [line items]
Borrowings	210,000	83,312,000	$ 82,664,000
Non Current Liabilities [Member]
Disclosure of fair value measurement of liabilities [line items]
Borrowings	59,616,000	0
Non Current Liabilities [Member] | Senior Secured Term Loan [Member]
Disclosure of fair value measurement of liabilities [line items]
Borrowings	44,301,000	0
Non Current Liabilities [Member] | Derivative Financial Liability [Member]
Disclosure of fair value measurement of liabilities [line items]
Borrowings	1,569,000	0
Non Current Liabilities [Member] | Convertible Note [Member]
Disclosure of fair value measurement of liabilities [line items]
Borrowings	$ 13,746,000	$ 0